Accounting policies - Additional information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting policies [Abstract]
Cash flows used in operating activities	£ 6,703	£ 21,433	£ (7,025)
Cash and cash equivalents	562,173	62,584	£ 31,454	£ 26,278
Cash and cash equivalents	£ 560,425	£ 60,349